Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
PlanRock Alternative Growth ETF | PlanRock Alternative Growth ETF
Prospectus [Line Items]
Annual Return [Percent]	13.92%	8.06%